Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	€ 8,372	€ 12,263	€ 8,744	€ 8,744
Investments	156,541	145,976
Investments for account of policyholders	224,172	226,374	194,353
Investments in joint ventures	1,376	1,983	1,745	1,745
Investments in associates	1,264	363	327	327
Deferred expenses	8,799	10,806	10,914
Other assets	43,290	42,005
Assets	443,814	439,769	392,008
Liabilities
Insurance contracts	122,146	122,885	114,716
Insurance contracts for account of policyholders	135,441	135,710
Investment contracts	21,075	18,594	18,048
Investment contracts for account of policyholders	91,624	93,826		€ 80,097
Other liabilities	48,867	44,322
Total liabilities	419,153	415,336	€ 369,476
Americas [member]
Assets
Cash and cash equivalents	903	822
Investments	77,431	75,076
Investments for account of policyholders	104,374	107,963
Investments in joint ventures	0	0
Investments in associates	60	79
Deferred expenses	7,555	8,996
Other assets	26,552	26,533
Assets	216,875	219,469
Liabilities
Insurance contracts	69,392	73,234
Insurance contracts for account of policyholders	76,506	77,988
Investment contracts	8,156	6,662
Investment contracts for account of policyholders	27,868	29,976
Other liabilities	19,265	15,465
Total liabilities	201,188	203,324
The Netherlands [member]
Assets
Cash and cash equivalents	5,689	9,627
Investments	68,561	59,983
Investments for account of policyholders	25,603	25,491
Investments in joint ventures	327	1,159
Investments in associates	1,004	106
Deferred expenses	136	360
Other assets	13,642	11,996
Assets	114,962	108,722
Liabilities
Insurance contracts	44,242	40,554
Insurance contracts for account of policyholders	25,085	25,328
Investment contracts	12,732	11,716
Investment contracts for account of policyholders	2,473	2,301
Other liabilities	24,249	22,636
Total liabilities	108,780	102,535
United Kingdom [member]
Assets
Cash and cash equivalents	257	305
Investments	1,994	2,034
Investments for account of policyholders	93,240	91,848
Investments in joint ventures	0	0
Investments in associates	8	9
Deferred expenses	819	913
Other assets	2,664	2,546
Assets	98,982	97,655
Liabilities
Insurance contracts	1,458	1,518
Insurance contracts for account of policyholders	33,078	31,559
Investment contracts	185	211
Investment contracts for account of policyholders	61,092	61,305
Other liabilities	1,614	1,459
Total liabilities	97,427	96,052
Asset management [member]
Assets
Cash and cash equivalents	374	166
Investments	208	266
Investments for account of policyholders	0
Investments in joint ventures	204	153
Investments in associates	151	129
Other assets	171	126
Assets	1,109	840
Liabilities
Other liabilities	515	322
Total liabilities	515	322
Holding and other activities [member]
Assets
Cash and cash equivalents	938	1,100
Investments	108	244
Investments for account of policyholders	0
Investments in joint ventures	0	3
Investments in associates	21	21
Other assets	33,252	31,502
Assets	34,319	32,871
Liabilities
Insurance contracts		17
Other liabilities	9,658	8,421
Total liabilities	9,658	8,438
International [member]
Assets
Cash and cash equivalents	211	243
Investments	8,238	8,373
Investments for account of policyholders	959	1,076
Investments in joint ventures	846	668
Investments in associates	35	28
Deferred expenses	289	536
Other assets	1,905	2,141
Assets	12,482	13,065
Liabilities
Insurance contracts	8,542	9,217
Insurance contracts for account of policyholders	772	836
Investment contracts	2	4
Investment contracts for account of policyholders	191	244
Other liabilities	573	553
Total liabilities	10,080	10,853
Eliminations [member]
Assets
Investments	0
Investments for account of policyholders	(3)	(4)
Investments in joint ventures	0
Investments in associates	(15)	(10)
Other assets	(34,896)	(32,839)
Assets	(34,914)	(32,853)
Liabilities
Insurance contracts	(1,488)	(1,655)
Other liabilities	(7,007)	(4,534)
Total liabilities	€ (8,495)	€ (6,189)